Offerings - Offering: 1	Aug. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, reserved for issuance pursuant to the Registrant's 2024 Long-Term Incentive and Equity Compensation Plan
Amount Registered | shares	3,900,000
Proposed Maximum Offering Price per Unit	2.630
Maximum Aggregate Offering Price	$ 10,257,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,416.49
Offering Note	Represents the additional shares of common stock $0.01 par value per share (“Common Stock”) of Unisys Corporation (the “Registrant”) reserved for issuance under the Unisys Corporation 2024 Long-Term Incentive and Equity Compensation Plan, as amended (the "Plan"). In accordance with Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers an indeterminate number of shares of the Registrant's Common Stock that become issuable under the Plan as a result of stock splits, reverse stock splits, stock dividends, combinations of shares, spin-offs, recapitalizations, mergers and other capital adjustments,
Estimated pursuant to Rules 457(c) and 457(h) under the Securities Act, solely for the purpose of calculating the amount of the registration fee. The price shown is based upon the average of the high and low prices of the Registrant’s Common Stock, as reported on the New York Stock Exchange on August 26, 2026 (rounded to the nearest cent).